UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$44	0.41%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,346	10,232	10,329
2016	10,226	9,908	10,197
2017	10,672	10,008	10,571
2017	11,006	10,158	10,820
2017	11,306	10,283	11,043
2017	11,596	10,227	11,313
2018	11,727	10,059	11,336
2018	11,721	10,120	11,355
2018	11,866	10,175	11,575
2018	11,563	10,089	11,292
2019	11,962	10,378	11,664
2019	12,075	10,768	11,792
2019	12,493	11,210	12,213
2019	12,792	11,178	12,586
2020	12,680	11,590	12,516
2020	12,631	11,781	12,669
2020	13,673	11,936	13,502
2020	14,180	11,992	13,982
2021	14,710	11,750	14,215
2021	15,246	11,734	14,803
2021	15,606	11,925	15,169
2021	15,354	11,854	14,919
2022	14,823	11,440	14,495
2022	14,048	10,769	13,702
2022	13,640	10,552	13,236
2022	13,693	10,332	13,304
2023	13,752	10,328	13,328
2023	13,988	10,538	13,519
2023	14,347	10,426	13,808
2023	14,514	10,454	13,902
2024	15,340	10,671	14,614
2024	15,704	10,676	14,795
2024	16,317	11,187	15,608
2024	16,657	11,173	15,840
2025	16,739	11,291	15,926
2025	16,859	11,258	16,127
2025	17,595	11,538	16,863
2025	18,155	11,809	17,362
2026	18,877	11,998	18,060
2026	19,303	11,836	18,323

202501-4140694, 202606-5569443

F101-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	14.50%	4.83%	6.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	13.62	4.36	6.24

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,066,336
  Number of Portfolio Holdings2,036
  Investment Advisory Fees Paid (000s)$4,468
  Portfolio Turnover Rate65.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	34.4%
Bond Funds	27.4
Private Investment Companies	8.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.3
Equity Funds	6.3
U.S. Government & Agency Mortgage-Backed Securities	5.5
Corporate Bonds	4.9
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	8.0%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	7.2
T. Rowe Price Emerging Markets Bond Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.4
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
U.S. Treasury Notes	4.5
T. Rowe Price Institutional Emerging Markets Equity Fund	3.7
U.S. Treasury Bonds	2.8
T. Rowe Price Real Assets Fund - I Class	2.6
Federal National Mortgage Assn.	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Spectrum Conservative Allocation Fund

I Class (PPIPX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$30	0.28%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	517,310	511,616	516,435
2016	511,600	495,403	509,838
2017	533,925	500,416	528,568
2017	550,609	507,893	541,022
2017	565,635	514,136	552,163
2017	580,459	511,326	565,633
2018	587,303	502,944	566,784
2018	587,021	505,990	567,741
2018	594,278	508,741	578,736
2018	579,419	504,464	564,584
2019	599,422	518,886	583,199
2019	605,402	538,376	589,604
2019	626,630	560,492	610,644
2019	641,657	558,902	629,293
2020	636,037	579,506	625,779
2020	633,919	589,067	633,468
2020	686,213	596,775	675,104
2020	711,675	599,611	699,116
2021	738,646	587,524	710,746
2021	765,541	586,682	740,128
2021	783,982	596,272	758,468
2021	771,329	592,695	745,956
2022	744,639	571,989	724,732
2022	706,361	538,444	685,116
2022	685,801	527,606	661,810
2022	688,916	516,596	665,216
2023	692,100	516,381	666,379
2023	703,860	526,907	675,949
2023	722,526	521,310	690,419
2023	731,199	522,690	695,107
2024	773,039	533,562	730,706
2024	791,332	533,786	739,750
2024	822,763	559,349	780,406
2024	839,738	558,625	791,982
2025	844,551	564,552	796,298
2025	850,473	562,924	806,368
2025	888,210	576,891	843,128
2025	916,794	590,474	868,104
2026	953,644	599,896	903,019
2026	975,493	591,821	916,162

202501-4140694, 202606-5569443

F211-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (I Class)	14.70%	4.97%	6.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	13.62	4.36	6.24

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,066,336
  Number of Portfolio Holdings2,036
  Investment Advisory Fees Paid (000s)$4,468
  Portfolio Turnover Rate65.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	34.4%
Bond Funds	27.4
Private Investment Companies	8.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.3
Equity Funds	6.3
U.S. Government & Agency Mortgage-Backed Securities	5.5
Corporate Bonds	4.9
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	2.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	8.0%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	7.2
T. Rowe Price Emerging Markets Bond Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.4
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
U.S. Treasury Notes	4.5
T. Rowe Price Institutional Emerging Markets Equity Fund	3.7
U.S. Treasury Bonds	2.8
T. Rowe Price Real Assets Fund - I Class	2.6
Federal National Mortgage Assn.	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

I Class (PPIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 20 .16 $ 19 .51 $ 18 .08 $ 19 .22 $ 22 .49
Investment activities
Net investment income
(1)(2)
0 .64 0 .61 0 .56 0 .44 0 .31
Net realized and unrealized
gain/loss 2 .17 0 .80 1 .61 ( 0 .56 ) ( 1 .93 )
Total from investment
activities 2 .81 1 .41 2 .17 ( 0 .12 ) ( 1 .62 )
Distributions
Net investment income ( 0 .79 ) ( 0 .72 ) ( 0 .74 ) ( 0 .42 ) ( 0 .30 )
Net realized gain ( 0 .68 ) ( 0 .04 ) — ( 0 .60 ) ( 1 .35 )
Total distributions ( 1 .47 ) ( 0 .76 ) ( 0 .74 ) ( 1 .02 ) ( 1 .65 )
NET ASSET VALUE
End of period $ 21 .50 $ 20 .16 $ 19 .51 $ 18 .08 $ 19 .22
Ratios/Supplemental Data
Total return
(2)(3)
14 .50% 7 .35% 12 .26% ( 0 .43 ) % ( 7 .85 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .61% 0 .61% 0 .60% 0 .60% 0 .56%
Net expenses after waivers/
payments by Price Associates 0 .41% 0 .38% 0 .38% 0 .38% 0 .36%
Net investment income 3 .04% 3 .05% 2 .98% 2 .40% 1 .42%
Portfolio turnover rate 65 .0% 45 .3% 52 .9% 66 .2% 83 .8%
Net assets, end of period (in
millions) $983 $958 $1,018 $1,047 $1,256
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 20 .13 $ 19 .48 $ 18 .05 $ 19 .20 $ 22 .48
Investment activities
Net investment income
(1)(2)
0 .66 0 .63 0 .58 0 .46 0 .35
Net realized and unrealized
gain/loss 2 .18 0 .80 1 .61 ( 0 .57 ) ( 1 .94 )
Total from investment
activities 2 .84 1 .43 2 .19 ( 0 .11 ) ( 1 .59 )
Distributions
Net investment income ( 0 .81 ) ( 0 .74 ) ( 0 .76 ) ( 0 .44 ) ( 0 .34 )
Net realized gain ( 0 .68 ) ( 0 .04 ) — ( 0 .60 ) ( 1 .35 )
Total distributions ( 1 .49 ) ( 0 .78 ) ( 0 .76 ) ( 1 .04 ) ( 1 .69 )
NET ASSET VALUE
End of period $ 21 .48 $ 20 .13 $ 19 .48 $ 18 .05 $ 19 .20
Ratios/Supplemental Data
Total return
(2)(3)
14 .70% 7 .47% 12 .43% ( 0 .35 ) % ( 7 .73 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .49% 0 .49% 0 .49% 0 .48% 0 .47%
Net expenses after
waivers/payments by Price
Associates 0 .28% 0 .26% 0 .27% 0 .26% 0 .26%
Net investment income 3 .17% 3 .18% 3 .11% 2 .53% 1 .67%
Portfolio turnover rate 65 .0% 45 .3% 52 .9% 66 .2% 83 .8%
Net assets, end of period (in
millions) $1,083 $966 $870 $992 $1,057
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2026

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  2.2%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.173%, 4/15/35 (1) 250,000 250
720 East IV
Series 2024-1AR,
Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1)(2) 730,000 730
Affirm Asset Securitization Trust
Series 2026-X1, Class A
4.27%, 4/15/31 (1) 450,000 450
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 285,000 287
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 210,000 209
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 275,000 275
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 785,000 786
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 330,000 330
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 423,217 424
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 282,643 282
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 523,271 522
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 415

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  75,000 76
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 245,322 248
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 595,000 596
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 217
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 125,000 124
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 100,000 98
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 705,471 707
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 74,673 75
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 71,801 72
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.912%, 7/27/48 (1) 722,422 722
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  100,000 100
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  95,000 95
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  225,000 224
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  220,220 221
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  150,000 149
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  150,000 148
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  100,718 101
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  370,000 374
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 191,141 192
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 319
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  300,000 299
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  70,000 69
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  775,000 769
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  55,000 54
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  85,000 86
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  355,000 358
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.955%, 1/20/39 (1) 435,000 436
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 234,843 235

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 425,000 426
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 60,577 61
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 742
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 110
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 266
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 135,000 135
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 100,000 99
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 75,000 75
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 20,000 20
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 60,017 60
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 181,347 180
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  160,000 159
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 122,496 120
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 85,069 87

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 68,397 70
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 263
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 151
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 255,000 258
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 290,000 290
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 215,000 215
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 220,000 220
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  61,165 62
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  85,000 85
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  190,000 190
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  240,000 239
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  175,000 175
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  270,000 269
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  110,000 110
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  525,000 527

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 407,712 409
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 200
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 908
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 150,000 150
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  40,000 40
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  55,000 55
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.573%, 1/15/38 (1) 250,000 251
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4.952%, 4/20/39 (1) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  55,000 55
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 145,000 145
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 160,000 161
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 228,600 213
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 304,658 310
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 76,178 77
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 69,198 69

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 111,172 112
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 191,473 192
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 267,233 265
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 101
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  45,000 44
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  80,000 79
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.744%, 10/22/34 (1) 250,000 250
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 394,279 396
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.773%, 7/15/34 (1) 320,000 320
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 360,000 360
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 590
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 250,237 251
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 59,501 61
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 45,617 47

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 170,000 169
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 403
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 195,248 192
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 395,000 395
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/20/39 (1) 400,000 401
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  100,000 101
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 141
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 211,854 212
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 99
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 144,925 145
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.372%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 141
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 50,409 51
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 242,825 242
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 9,623 10
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 617
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 490,000 490
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 345,000 345
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 229,523 230
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.805%, 7/20/34 (1) 660,000 660
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.921%, 3/30/38 (1) 595,000 596
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 263,415 263
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 93,621 95
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 266,882 268
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  102,709 103
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  625,000 628
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  335,000 334

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  170,000 169
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  250,000 247
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 113,637 114
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 304
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 250,000 251
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 485,783 494
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 990,000 982
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 117,741 119
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 501,504 470
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 116
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 206,159 208
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 165,000 163
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 145,000 142

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 645,000 647
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 118,044 115
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 690,028 678
Sound Point  XXXI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 1.07%, 10/25/34 (1)(2) 900,000 900
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 245,000 245
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 110,000 110
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 198
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 60,000 60
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 115,000 115
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 60,000 60
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 310,000 310
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 28,225 28
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 250,000 250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.164%, 1/22/38 (1) 375,000 375
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,511 154
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.813%, 1/15/35 (1) 975,000 975
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 30,335 31
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 1,031,614 1,031
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 4/20/38 (1) 197,116 197
Wheels Fleet Lease Funding
Series 2026-1A, Class A3
4.39%, 4/18/39 (1) 905,000 901
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 404,846 407
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 415,000 413
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 345,000 343
Total Asset-Backed Securities (Cost $45,798) 45,805
BOND FUNDS  27.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.25% (3)
(4) 14,613,726 111,357
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.65% (3)(4) 12,082,180 119,493
T. Rowe Price Inflation Protected Bond Fund - I Class,
14.52% (3)(4) 2,029,300 21,084
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 3,879,445 36,079
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 12,375,333 97,641
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
4.04% (3)(4) 17,396,235 148,216

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 13.39% (3)(4) 2,250,921 10,669
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.95% (3)(4) 2,999,993 21,090
Total Bond Funds (Cost $577,747) 565,629
COMMON STOCKS  34.4%
COMMUNICATION SERVICES  2.9%
Diversified Telecommunication Services  0.1%
BT Group (GBP)  401,235 1,125
KT (KRW)  15,391 541
Telstra Group (AUD)  217,036 813
Uniti Group (5) 35,366 397
2,876
Entertainment  0.4%
Atlanta Braves Holdings, Class C (5) 4,378 217
Madison Square Garden Sports (5) 1,513 567
Netflix (5) 61,347 5,277
Nintendo (JPY)  16,400 734
Walt Disney  17,100 1,741
8,536
Interactive Media & Services  2.1%
Alphabet, Class A  20,022 7,615
Alphabet, Class C  65,354 24,601
Meta Platforms, Class A  16,744 10,591
Reddit, Class A (5) 41 7
Tencent Holdings (HKD)  6,400 348
43,162
Media  0.0%
EchoStar, Class A (5)(6) 2,820 364
364
Wireless Telecommunication Services  0.3%
KDDI (JPY)  68,300 1,174
SoftBank Group (JPY)  30,900 1,453
T-Mobile U.S.  21,120 3,961
6,588
Total Communication Services 61,526

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  3.5%
Automobile Components  0.0%
Autoliv, SDR (SEK)  5,340 684
684
Automobiles  0.4%
Suzuki Motor (JPY)  61,600 763
Tesla (5) 11,327 4,936
Toyota Motor (JPY)  91,000 1,722
7,421
Broadline Retail  1.2%
Alibaba Group Holding (HKD)  23,136 359
Amazon.com (5) 79,139 21,418
Isetan Mitsukoshi Holdings (JPY)  44,500 948
Next (GBP)  4,434 786
Ollie's Bargain Outlet Holdings (5) 868 71
Savers Value Village (5) 19,857 178
Sea, ADR (5) 12,980 1,175
24,935
Diversified Consumer Services  0.1%
Liberty Live Holdings, Class C (5) 17,433 1,727
Service Corp. International  2,498 188
1,915
Hotels, Restaurants & Leisure  0.5%
Airbnb, Class A (5) 5,649 753
Booking Holdings  21,587 3,614
Cava Group (5) 122 10
Chipotle Mexican Grill (5) 17,306 551
Compass Group  47,889 1,536
DoorDash , Class A (5) 3,305 526
Dutch Bros, Class A (5) 3,621 210
Life Time Group Holdings (5) 6,124 203
McDonald's  7,622 2,128
Planet Fitness, Class A (5) 9,408 503
Wingstop 1,165 183
10,217
Household Durables  0.2%
Installed Building Products  1,082 227
Panasonic Holdings (JPY)  50,400 1,164
Persimmon (GBP)  14,041 210
PulteGroup  5,363 634

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  90,800 1,959
4,194
Specialty Retail  0.9%
AutoZone (5) 601 1,764
Boot Barn Holdings (5) 602 102
Burlington Stores (5) 622 201
Carvana (5) 85,740 6,259
Floor & Decor Holdings, Class A (5) 118 6
Home Depot  2,617 830
Kingfisher (GBP)  104,058 402
Lowe's  10,146 2,175
O'Reilly Automotive (5) 7,585 659
Ross Stores  4,160 964
TJX  12,860 1,990
Tractor Supply  41,153 1,298
Ulta Beauty (5) 2,045 1,041
Urban Outfitters (5) 1,321 96
17,787
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  47,000 1,428
Birkenstock Holding (5)(6) 5,051 227
Kering (EUR)  2,272 669
Kontoor Brands  1,877 135
Moncler (EUR)  11,556 749
3,208
Total Consumer Discretionary 70,361
CONSUMER STAPLES  1.3%
Beverages  0.1%
Coca-Cola  18,071 1,428
Diageo (GBP)  40,616 832
2,260
Consumer Staples Distribution & Retail  0.2%
BJ's Wholesale Club Holdings (5) 1,959 167
Coles Group (AUD)  33,717 525
Dollar Tree (5) 4,968 578
Grocery Outlet Holding (5) 36,201 308
PriceSmart 548 93
Seven & i Holdings (JPY)  60,400 704
Tsuruha Holdings (JPY)  25,500 316
U.S. Foods Holding (5) 9,271 759
3,450

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.3%
Ajinomoto (JPY)  22,700 733
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $73 (5)(7)(8) 3,960 —
Magnum Ice Cream (EUR) (5)(6) 35,947 583
Mondelez International, Class A  56,759 3,472
Nestle (CHF)  13,903 1,411
6,199
Household Products  0.3%
Colgate-Palmolive  16,571 1,494
Procter & Gamble  32,456 4,659
6,153
Personal Care Products  0.2%
L'Oreal (EUR)  2,560 1,130
Unilever (GBP)  54,697 3,082
4,212
Tobacco  0.2%
British American Tobacco (GBP)  21,926 1,356
Philip Morris International  17,216 3,054
4,410
Total Consumer Staples 26,684
ENERGY  1.6%
Energy Equipment & Services  0.4%
Archrock 3,381 113
Cactus, Class A  3,329 193
Kodiak Gas Services  1,916 128
Liberty Energy  3,019 88
National Energy Services Reunited (5) 9,512 232
Noble (6) 2,446 114
NOV  14,874 297
SLB  65,517 3,574
TechnipFMC  37,203 2,546
WaterBridge Infrastructure, Class A  13,584 397
Weatherford International  2,155 223
7,905
Oil, Gas & Consumable Fuels  1.2%
Aker BP (NOK)  19,340 696
California Resources  2,223 132
Canadian Natural Resources (CAD)  23,316 1,060
Canadian Natural Resources  18,029 818
Cenovus Energy (CAD)  18,139 501

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cenovus Energy  29,400 810
Chevron  11,941 2,179
ConocoPhillips  36,223 4,129
Denison Mines (CAD) (5)(6) 28,036 98
EQT  16,269 894
Equinor (NOK)  27,392 990
Exxon Mobil  12,357 1,795
Golar LNG  13,046 649
Gulfport Energy (5) 327 55
Magnolia Oil & Gas, Class A  3,689 101
PrairieSky Royalty (CAD) (6) 18,968 453
Range Resources  47,437 1,848
Shell, ADR  32,354 2,722
Topaz Energy (CAD) (6) 8,655 200
TotalEnergies (EUR)  31,380 2,753
Valero Energy  5,978 1,463
Viper Energy, Class A  5,741 261
24,607
Total Energy 32,512
FINANCIALS  5.2%
Banks  2.2%
ABN AMRO Bank, CVA (EUR)  18,862 750
ANZ Group Holdings (AUD)  63,513 1,608
Atlantic Union Bankshares 8,597 323
Banc of California  24,191 465
Banco Bilbao Vizcaya Argentaria (EUR)  76,457 1,786
Banco Santander (EUR)  172,555 2,158
Bank of America  81,324 4,196
Barclays (GBP)  238,153 1,455
BAWAG Group (EUR)  3,644 653
Citigroup  7,407 933
Columbia Banking System  17,032 505
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $198 (5)
(7)(8) 1,931 180
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(8) 356 —
DBS Group Holdings (SGD)  32,363 1,594
Dime Community Bancshares  7,720 289
DNB Bank (NOK)  39,092 1,216
East West Bancorp  255 31
Eastern Bankshares 24,679 487
Equity Bancshares, Class A  5,161 238
Erste Group Bank (EUR)  4,623 551

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FB Financial  5,275 278
Fifth Third Bancorp  31,860 1,591
Five Star Bancorp  7,170 303
Flagstar Bank  19,028 268
Home BancShares 7,443 199
Huntington Bancshares  31,600 517
ING Groep (EUR)  32,737 1,014
JPMorgan Chase  25,821 7,729
Kearny Financial  9,759 80
Live Oak Bancshares  7,529 286
Lloyds Banking Group (GBP)  822,433 1,125
Mitsubishi UFJ Financial Group (JPY)  121,300 2,280
National Bank of Canada (CAD)  4,914 718
OceanFirst Financial  7,705 145
Pinnacle Financial Partners  3,276 320
Prosperity Bancshares  3,221 222
Resona Holdings (JPY)  67,500 862
Societe Generale (EUR)  18,532 1,540
SOUTHSTATE BANK  4,757 451
Standard Chartered (GBP)  61,758 1,654
Sumitomo Mitsui Trust Group (JPY)  34,078 1,174
Texas Capital Bancshares (5) 4,879 485
UniCredit (EUR)  19,956 1,722
USCB Financial Holdings  5,569 103
44,484
Capital Markets  1.0%
3i Group (GBP)  26,047 791
Bridgepoint Group (GBP)  126,188 454
Brookfield (CAD)  20,468 932
Cboe Global Markets  602 201
Charles Schwab  36,788 3,213
CVC Capital Partners (EUR) (6) 28,852 461
Goldman Sachs Group  3,510 3,600
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (5)(7)(8) 6,420 109
Intercontinental Exchange  15,574 2,303
Macquarie Group (AUD)  6,110 1,048
Marex Group  1,169 62
Miami International Holdings (5) 11,401 539
Moody's  1,001 454
Morgan Stanley  15,565 3,237
StoneX Group (5) 5,059 573
TMX Group (CAD)  17,911 670
Tradeweb Markets, Class A  7,275 729

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UBS Group (CHF)  31,926 1,508
WisdomTree (6) 2,680 51
20,935
Consumer Finance  0.2%
American Express  9,527 3,015
Capital One Financial  900 169
3,184
Financial Services  0.9%
Adyen (EUR) (5) 174 191
Apollo Global Management  1,941 250
Berkshire Hathaway, Class B (5) 9,884 4,690
Federal National Mortgage Assn. (5) 24,570 174
HA Sustainable Infrastructure Capital  6,465 265
Marqeta , Class A (5) 65,387 265
Mastercard, Class A  6,696 3,308
ORIX (JPY)  22,400 873
PennyMac Financial Services  6,362 533
Rocket, Class A (5) 12,878 187
Visa, Class A  25,254 8,242
18,978
Insurance  0.9%
Admiral Group (GBP)  19,419 859
AIA Group (HKD)  104,400 1,095
Allstate  5,238 1,079
AXA (EUR)  31,705 1,462
Chubb  11,220 3,498
Definity Financial (CAD) (6) 29,134 1,396
Generali (EUR)  18,466 832
Hagerty, Class A (5) 10,317 105
Kinsale Capital Group  469 143
Lemonade (5) 1,348 78
Mandatum (EUR)  72,158 479
Marsh & McLennan  3,555 569
MetLife  8,922 738
Neptune Insurance Holdings, Class A (5) 12,723 357
Progressive  6,542 1,246
Root, Class A (5) 2,052 107
Sampo, Class A (EUR)  110,624 1,168
Suncorp Group (AUD)  52,446 654
Tokio Marine Holdings (JPY)  28,800 1,279
Travelers  4,921 1,436
TWFG (5) 2,741 51

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  80 165
18,796
Total Financials 106,377
HEALTH CARE  3.7%
Biotechnology  0.8%
4D Molecular Therapeutics (5) 5,312 53
AbbVie  6,888 1,500
Aktis Oncology (5) 5,175 107
Alkermes (5) 3,432 145
Amgen  3,995 1,345
Arcus Biosciences (5) 1,907 48
Argenx , ADR (5) 1,429 1,195
Bicara Therapeutics (5) 16,993 370
Black Diamond Therapeutics (5)(6) 21,171 47
Cabaletta Bio (5)(6) 11,160 42
CG oncology (5) 2,440 152
Cytokinetics (5) 9,861 757
Denali Therapeutics (5) 18,153 382
Dianthus Therapeutics (5) 4,367 406
Dyne Therapeutics (5) 54,617 1,056
Erasca  (5) 26,462 340
Gilead Sciences  32,595 4,382
Immatics  (5)(6) 40,893 471
Immunome (5) 48,900 1,067
Immunovant  (5) 7,330 244
Ionis Pharmaceuticals (5) 121 9
Kodiak Sciences (5) 2,633 97
Kymera Therapeutics (5) 6,160 501
MapLight Therapeutics (5)(6) 5,103 150
Nuvalent , Class A (5) 3,257 359
Oruka Therapeutics (5) 2,966 174
Perceptive Capital Solutions SPAC/ Freenome Holdings
PIPE (5)(9) 8,449 85
Praxis Precision Medicines (5) 535 187
Prime Medicine (5)(6) 10,723 38
Regeneron Pharmaceuticals  1,597 982
Relay Therapeutics (5) 5,635 79
Shattuck Labs (5)(6) 15,432 92
Travere Therapeutics (5) 1,877 88
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(8) 1,057 12
Vaxcyte  (5) 3,931 202
17,164

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.5%
Abbott Laboratories  26,367 2,257
EssilorLuxottica (EUR)  3,293 666
Hoya (JPY)  4,900 832
Intuitive Surgical (5) 4,303 1,827
iRadimed 389 35
Koninklijke Philips (EUR)  38,060 1,011
Medline, Class A (5) 4,853 177
Neogen  (5) 18,600 167
Procept Biorobotics  (5) 10,277 271
Siemens Healthineers (EUR)  17,394 707
STERIS  4,237 901
Stryker  1,997 609
9,460
Health Care Providers & Services  0.9%
Alignment Healthcare (5) 32,472 497
BrightSpring Health Services (5) 15,846 977
Cencora 11,364 3,061
CVS Health  16,400 1,492
Encompass Health  8,117 859
Ensign Group  58 10
Guardant Health (5) 47 6
Guardian Pharmacy Services, Class A (5) 2,606 101
Molina Healthcare (5) 50 9
Oscar Health, Class A (5) 26,054 579
Quest Diagnostics  10,147 1,978
Surgery Partners (5) 14,331 191
Tenet Healthcare (5) 10,761 1,887
UnitedHealth Group  16,936 6,441
18,088
Health Care Technology  0.0%
Veeva Systems, Class A (5) 5,670 989
989
Life Sciences Tools & Services  0.3%
Alamar Biosciences (5) 3,006 61
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $68 (5)(8) 4,740 97
BioLife Solutions (5) 19,956 497
Bio-Techne  3,647 189
Danaher  4,508 823
Mettler-Toledo International (5) 766 904
Repligen  (5) 4,726 586

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity 13,740 1,437
Sotera Health (5) 24,334 381
Thermo Fisher Scientific  1,710 842
5,817
Pharmaceuticals  1.2%
AstraZeneca  23,359 4,337
Avalyn Pharma (5) 3,340 96
Chugai Pharmaceutical (JPY)  24,800 1,227
Crinetics Pharmaceuticals (5) 6,037 215
Elanco Animal Health (5) 28,269 674
Eli Lilly  4,970 5,492
Johnson & Johnson  14,969 3,373
Maze Therapeutics (5)(6) 2,303 61
Merck  2,600 309
Novartis (CHF)  15,886 2,389
Novo Nordisk, Class B (DKK)  31,969 1,461
Roche Holding (CHF)  5,130 2,158
Royalty Pharma, Class A  6,600 368
Sanofi (EUR)  10,989 963
Takeda Pharmaceutical (JPY)  32,800 1,047
UCB (EUR)  2,961 869
25,039
Total Health Care 76,557
INDUSTRIALS & BUSINESS SERVICES  4.3%
Aerospace & Defense  0.7%
Airbus (EUR)  9,603 2,005
Beta Technologies, Class A (5) 8,225 151
General Electric  10,019 3,244
Hanwha Aerospace (KRW)  472 368
HEICO  1,300 453
Karman Holdings (5)(6) 2,265 130
Kratos Defense & Security Solutions (5) 2,288 147
Loar Holdings (5)(6) 13,221 853
Mercury Systems (5) 3,442 384
Northrop Grumman  1,149 648
Rheinmetall (EUR)  560 843
Rolls-Royce Holdings (GBP)  99,482 1,790
Safran (EUR)  3,802 1,352
TransDigm Group  310 390
VSE  6,391 1,183
13,941

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.1%
AZZ  3,375 457
CSW Industrials  805 223
Griffon  650 57
Kingspan Group (EUR)  4,676 428
Modine Manufacturing (5) 535 149
Simpson Manufacturing  45 9
1,323
Commercial Services & Supplies  0.2%
Casella Waste Systems, Class A (5) 4,227 347
Cintas  1,920 329
Clean Harbors (5) 1,163 327
Element Fleet Management (CAD)  48,270 962
MSA Safety  938 156
Republic Services  12,879 2,581
Secure Waste Infrastructure (CAD) (6) 337 5
4,707
Construction & Engineering  0.2%
API Group (5) 14,424 591
Arcosa 4,456 565
MYR Group (5) 621 289
Shimizu (JPY)  31,500 529
Vinci (EUR)  6,714 976
WillScot Holdings  12,236 315
3,265
Electrical Equipment  0.7%
ABB (CHF)  15,591 1,667
American Superconductor (5) 930 47
AMETEK  12,859 2,904
Atkore  633 53
Babcock & Wilcox Enterprises (5) 1,863 34
Eaton  1,638 656
Emerson Electric  12,134 1,745
Fluence Energy (5)(6) 1,676 32
Fujikura (JPY)  24,900 742
GE Vernova 1,711 1,657
Mitsubishi Electric (JPY)  37,700 1,533
Prysmian (EUR)  11,224 1,934
Shoals Technologies Group, Class A (5) 3,466 43
Siemens Energy (EUR)  7,434 1,407
Vicor  (5) 447 150
14,604

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.3%
CSX  60,706 2,747
Norfolk Southern  2,729 832
Old Dominion Freight Line  6,821 1,536
Saia (5) 461 218
5,333
Industrial Conglomerates  0.3%
Hitachi (JPY)  59,400 1,923
Siemens (EUR)  13,737 4,307
6,230
Machinery  1.3%
Alliance Laundry Holdings (5)(6) 4,368 110
Atmus Filtration Technologies  4,925 230
Caterpillar  4,434 3,884
CECO Environmental (5) 5,408 404
Deere  9,744 5,283
Enpro 1,140 350
Esab 9,106 842
ESCO Technologies  2,265 661
Federal Signal  1,333 142
Flowserve  2,948 223
Graco  95 7
Graham (5) 1,521 152
Ingersoll Rand  20,675 1,481
JBT Marel 2,676 360
KION Group (EUR)  11,284 575
Komatsu (JPY)  15,000 613
Middleby  (5) 1,088 169
Otis Worldwide  10,400 737
Parker-Hannifin  2,912 2,460
Pentair  17,667 1,251
RBC Bearings (5) 1,154 660
Sandvik (SEK)  39,081 1,589
Spirax Group (GBP)  2,466 230
SPX Technologies (5) 1,080 234
Standex International  244 68
Techtronic Industries (HKD)  58,500 868
Westinghouse Air Brake Technologies  15,996 4,177
27,760
Passenger Airlines  0.0%
Ryanair Holdings, ADR  17,566 1,068
1,068

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.2%
Booz Allen Hamilton Holding  10,274 813
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 39
Equifax  2,432 403
Recruit Holdings (JPY)  28,400 1,899
UL Solutions, Class A  3,724 371
3,525
Trading Companies & Distributors  0.3%
AerCap Holdings  5,127 714
Bunzl (GBP)  20,930 662
Diploma (GBP)  2,376 223
EquipmentShare.com, Class A (5) 2,539 53
Finning International (CAD) (6) 2,909 220
QXO (5) 19,291 333
SiteOne Landscape Supply (5) 3,587 389
Sumitomo (JPY)  48,800 2,152
W.W. Grainger  496 612
5,358
Total Industrials & Business Services 87,114
INFORMATION TECHNOLOGY  9.5%
Communications Equipment  0.4%
Arista Networks (5) 10,371 1,654
Cisco Systems  45,140 5,436
Filtronic (GBP) (5) 28,783 151
Telefonaktiebolaget LM Ericsson, Class B (SEK)  70,920 925
8,166
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  14,787 2,200
Bel Fuse, Class B  1,379 379
Fabrinet (5) 710 464
Keysight Technologies (5) 19,408 6,566
Mirion Technologies (5) 41,798 764
OSI Systems (5) 353 77
TE Connectivity  3,549 757
Teledyne Technologies (5) 329 204
Unusual Machines (5) 1,071 34
Vishay Precision Group (5) 770 96
11,541
IT Services  0.2%
Indra Sistemas (EUR) (6) 13,390 891
International Business Machines  4,729 1,408

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shopify, Class A (5) 9,872 1,172
3,471
Semiconductors & Semiconductor Equipment  5.0%
Advanced Micro Devices (5) 17,230 8,892
Ambarella (5) 982 71
Ambiq Micro (5) 2,441 194
Analog Devices  8,957 3,707
ASML Holding (EUR)  3,222 5,210
ASML Holding  1,346 2,171
BE Semiconductor Industries (EUR)  2,924 968
Broadcom  39,707 17,740
Cerebras Systems, Class A (5) 834 198
CEVA (5) 3,437 137
Cohu  (5) 1,002 53
Entegris 20 3
FormFactor  (5) 1,830 228
Impinj  (5) 723 109
Infineon Technologies (EUR)  16,412 1,556
Intel (5) 19,029 2,182
KLA  632 1,215
Kulicke & Soffa Industries  1,160 118
Lam Research  9,613 3,059
Lattice Semiconductor (5) 10,376 1,526
MACOM Technology Solutions Holdings (5) 1,657 604
MaxLinear  (5) 1,651 153
Micron Technology  1,170 1,136
Monolithic Power Systems  915 1,433
Navitas Semiconductor (5) 4,935 131
Nova (5)(6) 142 71
NVIDIA  183,157 38,672
Onto Innovation (5) 1,036 268
PDF Solutions (5) 818 40
Power Integrations  1,273 107
QUALCOMM  5,400 1,356
SiTime (5) 1,249 887
T1 Energy (5)(6) 3,997 42
Taiwan Semiconductor Manufacturing (TWD)  41,719 3,091
Taiwan Semiconductor Manufacturing, ADR  3,382 1,415
Texas Instruments  10,058 3,075
Tokyo Electron (JPY)  4,900 1,643
Ultra Clean Holdings (5) 1,025 88
Veeco Instruments (5) 1,382 80

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolfspeed  (5)(6) 1,019 60
103,689
Software  1.8%
Adeia 2,493 67
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $543 (5)(7)(8) 1,263 869
Aurora Innovation (5) 66,538 488
BlackBerry (5)(6) 18,585 167
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $283 (5)(7)(8) 166 248
Cellebrite DI (5) 5,264 78
Cleanspark  (5) 5,492 101
Crowdstrike Holdings, Class A (5) 1,368 1,000
Datadog, Class A (5) 1,763 436
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 67
Hut 8 (5) 1,285 161
InterDigital 3,946 995
Microsoft  56,184 25,296
NextNav  (5) 3,587 74
Oracle  9,190 2,075
Palantir Technologies, Class A (5) 2,869 449
PTC (5) 4,623 641
Riot Platforms (5) 7,867 213
Roper Technologies  1,321 430
Salesforce  6,381 1,220
SAP (EUR)  6,011 1,087
ServiceNow (5) 8,435 1,049
Synopsys (5) 1,834 872
38,083
Technology Hardware, Storage & Peripherals  1.5%
Apple  92,330 28,813
Samsung Electronics (KRW)  6,980 1,464
30,277
Total Information Technology 195,227
MATERIALS  1.2%
Chemicals  0.5%
Air Liquide (EUR)  8,385 1,732
CF Industries Holdings  5,189 583
Corteva  3,000 235
Element Solutions  15,570 661
Huntsman  2,863 44
Linde  9,099 4,528

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi Chemical Group (JPY)  92,000 661
Sherwin-Williams  1,710 520
Shin-Etsu Chemical (JPY)  26,600 1,291
Solstice Advanced Materials  3,218 271
10,526
Construction Materials  0.2%
Heidelberg Materials (EUR)  4,404 975
Holcim (CHF)  12,667 1,247
Knife River (5) 2,271 178
Martin Marietta Materials  2,448 1,424
United States Lime & Minerals  1,151 131
3,955
Containers & Packaging  0.2%
Ball  20,328 1,111
International Paper  33,587 1,124
Packaging Corp. of America  9,565 2,094
4,329
Metals & Mining  0.3%
Almonty Industries (5) 9,531 187
Antofagasta (GBP)  17,800 981
BHP Group (AUD)  19,058 848
BHP Group (GBP) (6) 16,334 722
Capstone Copper (CAD) (5)(6) 21,174 230
Glencore (GBP)  135,774 1,033
Grupo Mexico, Series B (MXN)  39,138 484
OR Royalties  19,582 725
Reliance  1,010 385
Rio Tinto (GBP)  5,160 548
Royal Gold  20 4
Warrior Met Coal  2,285 216
6,363
Paper & Forest Products  0.0%
Louisiana-Pacific  3,276 250
Stora Enso, Class R (EUR)  57,028 668
918
Total Materials 26,091
REAL ESTATE  0.6%
Health Care Real Estate Investment Trusts  0.2%
CareTrust REIT, REIT  13,441 549
Welltower, REIT  13,766 2,826
3,375

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  979 198
Segro (GBP)  49,971 484
Terreno Realty, REIT  3,517 231
913
Real Estate Management & Development  0.0%
Mitsui Fudosan (JPY)  80,500 771
771
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  27,171 1,678
Essex Property Trust, REIT  3,363 917
Flagship Communities REIT  11,607 231
Independence Realty Trust, REIT  4,920 80
2,906
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT (6) 23,076 672
Macerich, REIT  5,252 118
Scentre Group (AUD)  366,299 1,007
1,797
Specialized Real Estate Investment Trusts  0.2%
Blackstone Digital Infrastructure Trust, REIT (5) 10,926 236
CubeSmart , REIT  4,216 169
Public Storage, REIT  8,014 2,434
VICI Properties, REIT  23,857 673
3,512
Total Real Estate 13,274
UTILITIES  0.6%
Electric Utilities  0.4%
Constellation Energy  6,300 1,813
Enel (EUR)  125,071 1,403
Fortum (EUR)  19,628 459
IDACORP  3,406 478
OGE Energy  6,828 322
Southern  39,942 3,677
Xcel Energy  2,125 169
8,321
Gas Utilities  0.0%
Atmos Energy  471 80
Chesapeake Utilities  4,446 548
628

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.0%
Fervo Energy, Class A (5) 2,090 77
Orsted (DKK) (5) 23,912 609
686
Multi-Utilities  0.2%
Ameren  14,881 1,606
Engie (EUR)  45,862 1,415
National Grid (GBP) (6) 94,062 1,510
4,531
Water Utilities  0.0%
California Water Service Group  5,694 257
Middlesex Water  3,067 161
418
Total Utilities 14,584
Total Miscellaneous Common Stocks  0.0% (10) 963
Total Common Stocks (Cost $369,049) 711,270
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 13
Total Consumer Discretionary 13
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $27 (5)(7)(8) 1,449 —
Total Consumer Staples —
HEALTH CARE  0.0%
Biotechnology  0.0%
Kardigan , Series B, Acquisition Date: 9/4/25, Cost $61 (5)(7)(8) 2,877 62
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $60 (5)(7)(8) 18,310 60
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $61 (5)(7)(8) 7,046 78
200
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 37

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kardium , Series D-7, Acquisition Date: 6/9/25, Cost $36 (5)(7)
(8) 74,238 48
Kardium , Series D-8, Acquisition Date: 6/6/25, Cost $33 (5)(7)
(8) 51,014 33
118
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 11
11
Life Sciences Tools & Services  0.0%
Cellares , Series D, Acquisition Date: 12/12/25, Cost $68 (5)(7)
(8) 5,653 68
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 61
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $46 (5)(7)(8) 4,418 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 97
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 45
286
Total Health Care 615
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 —
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $147 (5)(7)(8) 2,126 147
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 60
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (5)(7)(8) 3,037 11
VSE, 5.75%, 2/1/29  4,003 194
412
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 11
Flexe , Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 4
15
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)(8) 2,189 1
1
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $194 (5)
(7)(8)(9) 194 194
194

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 57
Checkr , Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 79
136
Total Industrials & Business Services 758
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  4,669 313
313
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 1
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 —
1
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter , Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 69
Sifive , Series G, Acquisition Date: 3/2/26, Cost $195 (5)(7)(8) 22,343 195
264
Software  0.1%
Anthropic, Series H-1, Acquisition Date: 5/28/26, Cost $637 (5)
(7)(8) 1,082 637
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 15
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 301
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 675
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 76
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 93
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 118
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 32
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $155 (5)(7)
(8) 225 155
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 20
2,122
Total Information Technology 2,700

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 55
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 21
76
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 196
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 85
281
Total Materials 357
Total Convertible Preferred Stocks (Cost $4,048) 4,443
CORPORATE BONDS  4.9%
3M, 5.15%, 3/15/35  405,000 409
Abbott Laboratories, 4.65%, 3/15/36  345,000 335
Abbott Laboratories, 5.50%, 3/15/56  400,000 390
AbbVie, 4.80%, 3/15/29  400,000 404
AbbVie, 5.40%, 3/15/54  355,000 341
AEP Transmission, 5.25%, 6/1/36  110,000 111
AES, 5.80%, 3/15/32  595,000 605
Airbnb, 4.65%, 3/16/31  530,000 530
Amazon.com, 5.45%, 11/20/55  590,000 563
Ameren, 5.00%, 5/15/36  305,000 298
American Homes 4 Rent, 5.25%, 3/15/35  100,000 100
American Tower, 4.70%, 12/15/32  140,000 138
American Tower, 4.90%, 3/15/30  60,000 61
Anglo American Capital, 5.00%, 3/21/33 (1) 210,000 209
Antofagasta, 5.625%, 9/9/35  200,000 202
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 218
APA Infrastructure, 5.125%, 9/16/34 (1) 131,000 129
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 99
Appalachian Power, 5.65%, 4/1/34  109,000 112
Aptiv Swiss Holdings, 3.10%, 12/1/51  595,000 367
Ares Capital, 5.10%, 1/15/31  25,000 24
Ares Capital, 5.55%, 1/15/30  100,000 100
Ares Capital, 5.80%, 3/8/32  40,000 40
Ares Capital, 5.95%, 7/15/29  57,000 58
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 100,000 99
Aspen Insurance Holdings, 5.75%, 7/1/30  175,000 180

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AT&T, 3.50%, 9/15/53  555,000 367
AT&T, 4.55%, 11/1/32  230,000 226
AT&T, 5.25%, 10/30/36  615,000 609
AT&T, 6.20%, 10/30/56  410,000 413
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 412
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 246
Augusta SpinCo, 4.945%, 3/23/33  120,000 120
Augusta SpinCo, 5.245%, 3/23/36  215,000 215
Automatic Data Processing, 5.00%, 5/7/36  410,000 409
BAE Systems, 5.30%, 3/26/34 (1) 250,000 255
Baker Hughes Holdings, 5.85%, 6/15/56  405,000 404
Banco Santander, 5.127%, 11/6/35  200,000 196
Banco Santander Chile, 4.55%, 11/20/30 (1) 390,000 386
Bank Hapoalim , 4.722%, 7/14/29 (1) 490,000 485
Bank of America, VR, 1.898%, 7/23/31 (11) 1,575,000 1,407
Bank of America, VR, 5.464%, 5/9/36 (11) 400,000 408
Bank of America, VR, 5.511%, 1/24/36 (11) 570,000 584
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (11) 350,000 350
Bank of New York Mellon, VR, 5.085%, 4/23/37 (11) 410,000 408
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 204
BAT Capital, 5.35%, 8/15/32  415,000 426
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 447
Beignet Investor, 6.581%, 5/30/49 (1) 441,000 454
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  150,000 148
Blackstone Private Credit Fund, 5.25%, 4/1/30  165,000 160
Blackstone Private Credit Fund, 5.60%, 11/22/29  37,000 37
Blackstone Secured Lending Fund, 5.25%, 9/4/29  60,000 59
Boeing, 3.75%, 2/1/50  550,000 402
Boeing, 5.04%, 5/1/27  680,000 684
Boeing, 5.705%, 5/1/40  200,000 204
Boeing, 6.388%, 5/1/31  195,000 208
Boeing, 6.528%, 5/1/34  151,000 165
Boeing, 6.858%, 5/1/54  729,000 823
Bon Secours Mercy Health, 3.464%, 6/1/30  135,000 130
Boston Gas, 6.119%, 7/20/53 (1) 145,000 143
Brixmor Operating Partnership, 4.85%, 2/15/33  55,000 54
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 86
Brixmor Operating Partnership, 5.375%, 6/15/36  235,000 234
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 355,000 352
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 320
Cadence Design Systems, 4.70%, 9/10/34  279,000 275
CaixaBank , VR, 5.581%, 7/3/36 (1)(11) 250,000 253
CaixaBank , VR, 6.037%, 6/15/35 (1)(11) 455,000 475

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 7.624%, 10/30/31 (11) 75,000 83
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)(12) 151,160 157
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(12) 207,203 229
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  550,000 550
CBRE Services, 4.80%, 6/15/30  110,000 110
CBRE Services, 4.90%, 1/15/33  85,000 84
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 209
Centene, 4.625%, 12/15/29  399,000 388
CFE Fibra , 5.875%, 9/23/40 (1) 197,160 193
Charles Schwab, VR, 5.493%, 5/21/37 (11) 235,000 239
Charter Communications Operating, 6.384%, 10/23/35  492,000 495
Charter Communications Operating, 6.55%, 6/1/34  166,000 170
Cheniere Energy, 5.20%, 7/30/36 (1) 125,000 123
Cheniere Energy Partners, 3.25%, 1/31/32  70,000 64
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 180,000 180
Cheniere Energy Partners, 5.55%, 10/30/35  213,000 217
Cheniere Energy Partners, 5.75%, 8/15/34  27,000 28
Cheniere Energy Partners, 5.95%, 6/30/33  12,000 13
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 110,000 111
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 199
Cigna Group, 4.50%, 9/15/30  110,000 110
Cigna Group, 6.00%, 1/15/56  150,000 152
Citigroup, VR, 4.952%, 5/7/31 (11) 565,000 568
Citigroup, VR, 5.174%, 9/11/36 (11) 130,000 129
Cofinimmo , 0.875%, 12/2/30 (EUR)  200,000 207
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 235,000 241
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 130,000 131
CommonSpirit Health, 2.782%, 10/1/30  32,000 29
Commonwealth Edison, 5.85%, 6/1/56  155,000 156
Constellation Brands, 4.85%, 5/6/31  155,000 155
Constellation Energy Generation, 3.75%, 3/1/31 (1) 148,000 141
Constellation Energy Generation, 4.625%, 2/1/29 (1) 126,000 125
Constellation Energy Generation, 5.00%, 2/1/31 (1) 128,000 128
Constellation Energy Generation, 5.75%, 3/15/54  145,000 143
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 197
Credit Agricole, VR, 4.818%, 9/25/33 (1)(11) 650,000 636
CVS Health, 5.00%, 9/15/32  145,000 145
CVS Health, 5.05%, 3/25/48  729,000 640
CVS Health, 5.625%, 2/21/53  440,000 411
Danske Bank, VR, 4.662%, 3/27/29 (1)(11) 205,000 205
Deere, 5.45%, 1/16/35  390,000 405
Diamondback Energy, 5.40%, 4/18/34  215,000 220
Diamondback Energy, 5.75%, 4/18/54  737,000 724

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eaton, 4.80%, 3/6/36  200,000 197
Ecolab, 4.60%, 6/15/29  900,000 904
Ecolab, 5.15%, 6/15/33  275,000 279
Edison International, 5.00%, 5/5/28  85,000 85
Eli Lilly, 4.85%, 5/20/36  410,000 407
Eli Lilly, 5.55%, 10/15/55  240,000 240
EMD Finance, 4.625%, 10/15/32 (1) 580,000 572
ERAC USA Finance, 4.50%, 10/30/29 (1) 205,000 204
ERAC USA Finance, 4.70%, 4/30/31 (1) 495,000 494
Eversource Energy, 5.95%, 7/15/34  269,000 281
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 250,000 252
Ferrari, 3.625%, 5/21/30 (EUR)  165,000 195
Fidelity National Information Services, 4.80%, 3/10/31  275,000 273
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (11) 585,000 573
FirstEnergy, 2.65%, 3/1/30  348,000 322
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 59
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 170,000 169
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 129
Fiserv, 4.55%, 2/15/31  600,000 588
Florida Power & Light, 5.60%, 2/15/66  200,000 192
Flowserve, 5.70%, 5/15/36  151,000 152
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 198
Ford Motor Credit, 5.73%, 9/5/30  200,000 202
Ford Motor Credit, 7.35%, 3/6/30  500,000 532
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 210
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 211
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 211
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 213
Freeport-McMoRan, 4.25%, 3/1/30  95,000 94
Freeport-McMoRan, 4.375%, 8/1/28  169,000 168
Freeport-McMoRan, 4.625%, 8/1/30  66,000 66
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 230
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 248
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  165,000 193
General Electric, 4.30%, 7/29/30  215,000 214
General Electric, 4.90%, 1/29/36  170,000 170
General Motors Financial, 5.45%, 1/8/36  90,000 90
General Motors Financial, 5.55%, 7/15/29  290,000 297
General Motors Financial, 6.40%, 1/9/33  106,000 113
Georgia Power, 4.00%, 10/1/28  330,000 328
Georgia Power, 4.60%, 6/15/29  330,000 332

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gilead Sciences, 4.40%, 5/20/29  625,000 625
GLP Capital, 5.25%, 2/15/33  250,000 246
GLP Capital, 5.625%, 3/1/36  185,000 182
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 515,000 512
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 760,000 760
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 395,000 394
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 430,000 424
Golub Capital Private Credit Fund, 5.875%, 5/1/30  314,000 311
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  693,000 710
Harbour Energy, 6.327%, 4/1/35 (1) 660,000 680
HCA, 4.60%, 11/15/32  465,000 454
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 201
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 388
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 165
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 565
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 101
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 120
Honeywell Aerospace, 5.732%, 3/16/56 (1) 290,000 290
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 100,000 101
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 210,000 207
HUT 8 DC, 6.192%, 11/15/42 (1) 625,000 632
Hyundai Capital America, 4.25%, 9/18/28 (1) 53,000 53
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 254
Hyundai Capital America, 4.55%, 1/8/31 (1) 320,000 315
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 168
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 132
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 81
Hyundai Capital America, 6.10%, 9/21/28 (1) 59,000 61
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 177
Imperial Brands Finance, 6.375%, 7/1/55 (1) 470,000 479
ING Groep , VR, 5.42%, 3/23/37 (11) 370,000 371
Intel, 5.30%, 5/15/36  125,000 125
Intel, 5.60%, 2/21/54  343,000 323
Intercontinental Exchange, 4.35%, 6/15/29  200,000 199
IPALCO Enterprises, 5.75%, 4/1/34  210,000 209
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 1,370,000 1,265
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 805,000 753
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 395,000 394
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 250,000 243
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 595,000 580
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 290,000 286
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 225,000 228

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kentucky Utilities, 5.85%, 8/15/55  40,000 40
Kenvue , 5.05%, 3/22/28  92,000 93
L3Harris Technologies, 4.40%, 6/15/28  445,000 444
Las Vegas Sands, 3.50%, 8/18/26  210,000 210
Leidos, 4.10%, 3/15/29  95,000 94
Louisville Gas & Electric, 5.85%, 8/15/55  40,000 40
M&T Bank, VR, 5.40%, 7/30/35 (11) 115,000 115
Mars, 5.65%, 5/1/45 (1) 275,000 273
Marvell Technology, 2.95%, 4/15/31  322,000 297
Marvell Technology, 4.75%, 7/15/30  55,000 55
Medline Borrower, 3.875%, 4/1/29 (1) 390,000 380
Medline Borrower, 5.00%, 6/15/31 (1) 610,000 610
Medline Borrower, 5.25%, 6/15/33 (1) 280,000 280
Medline Borrower, 6.25%, 4/1/29 (1) 117,000 120
Meta Platforms, 4.875%, 11/15/35  265,000 259
Meta Platforms, 5.25%, 5/15/36  395,000 395
Meta Platforms, 5.50%, 11/15/45  325,000 305
Meta Platforms, 5.625%, 11/15/55  647,000 596
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 597
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 385,000 390
Morgan Stanley, VR, 5.296%, 4/10/37 (11) 282,000 281
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 92,000 93
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 180,000 185
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (11) 590,000 572
Motorola Solutions, 5.40%, 4/15/34  180,000 183
Motorola Solutions, 5.55%, 8/15/35  380,000 388
National Bank of Canada, VR, 4.928%, 6/4/32 (11) 325,000 325
National Fuel Gas, 4.75%, 5/15/29  80,000 80
National Fuel Gas, 5.05%, 10/15/31  220,000 220
Nevada Power, Series CC, 3.70%, 5/1/29  75,000 73
NextEra Energy Capital Holdings, 5.85%, 3/1/56  590,000 580
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 245,000 244
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 222
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 140,000 139
NSTAR Electric, 3.20%, 5/15/27  230,000 228
NTT Finance, 4.876%, 7/16/30 (1) 200,000 201
NTT Finance, 5.171%, 7/16/32 (1) 200,000 201
NTT Finance, 5.502%, 7/16/35 (1) 200,000 203
Nutrien , 4.85%, 5/29/31  190,000 190
Nutrien , 5.25%, 3/12/32  44,000 45
Nutrien , 5.35%, 5/29/36  115,000 115
Nutrien , 5.40%, 6/21/34  23,000 24
NXP, 3.125%, 2/15/42  272,000 197

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NXP, 3.25%, 11/30/51  794,000 525
Occidental Petroleum, 6.05%, 10/1/54  210,000 212
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,091
ONEOK, 5.05%, 11/1/34  264,000 260
ONEOK, 6.05%, 9/1/33  703,000 739
Oracle, 4.70%, 9/27/34  54,000 50
Oracle, 4.80%, 9/26/32  165,000 159
Oracle, 5.20%, 9/26/35  261,000 248
Oracle, 5.70%, 2/4/36  876,000 861
Oracle, 5.95%, 9/26/55  550,000 481
Orange, 5.00%, 1/13/36 (1) 310,000 304
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 383
Pacific Gas & Electric, 3.50%, 8/1/50  144,000 96
Pacific Gas & Electric, 4.95%, 7/1/50  140,000 117
Pacific Gas & Electric, 5.00%, 6/4/28  175,000 176
Pacific Gas & Electric, 5.05%, 10/15/32  315,000 313
Pacific Gas & Electric, 5.20%, 5/1/36  200,000 195
Pacific Gas & Electric, 5.90%, 10/1/54  81,000 77
Pacific Gas & Electric, 6.00%, 5/1/56  150,000 144
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 973
Pfizer Investment Enterprises, 4.45%, 5/19/28  200,000 201
Philip Morris International, 4.625%, 10/29/35  395,000 381
Philip Morris International, 4.875%, 4/29/36  255,000 250
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 135,000 136
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 200,000 205
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  200,000 230
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 200,000 196
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 215,000 206
Public Service of New Hampshire, 4.40%, 7/1/28  250,000 250
Public Service of Oklahoma, 5.45%, 1/15/36  475,000 480
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(13) 540,000 312
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 410,000 411
Regal Rexnord, 6.05%, 4/15/28  380,000 389
Reinsurance Group of America, 6.00%, 9/15/33  455,000 475
Revvity , 1.90%, 9/15/28  138,000 130
Revvity , 2.25%, 9/15/31  190,000 167
RGA Global Funding, 5.00%, 8/25/32 (1) 260,000 259
Rogers Communications, 3.80%, 3/15/32  435,000 406
Rogers Communications, 5.00%, 2/15/29  469,000 473
Rogers Communications, 5.30%, 2/15/34  525,000 522
RTX, 2.82%, 9/1/51  441,000 273
RTX, 3.03%, 3/15/52  125,000 80
RTX, 4.125%, 11/16/28  360,000 358

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX, 5.15%, 2/27/33  139,000 142
Salesforce, 2.90%, 7/15/51  140,000 83
Salesforce, 4.50%, 3/15/28  405,000 406
Salesforce, 6.55%, 3/15/56  330,000 337
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 160,000 159
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 111
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 201
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36  145,000 145
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 230,000 233
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 492
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 547
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 144
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 405
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 420
Schlumberger Investment, 5.15%, 5/7/36  510,000 510
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 210
Sempra, 5.25%, 3/15/36  105,000 104
SNF Group, 4.50%, 3/15/32 (EUR)  170,000 201
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 393,000 389
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 395,000 400
Solventum , 5.90%, 4/30/54  371,000 367
Southern California Edison, 4.80%, 3/15/33  175,000 171
Southern California Edison, 4.95%, 9/15/31  195,000 195
Southern California Gas, 5.45%, 6/15/35  185,000 190
Southern California Gas, 5.90%, 6/1/56  275,000 275
Southern Gas Capital, Series B, 5.10%, 9/15/35  130,000 129
Southern Power, Series B, 4.90%, 10/1/35  120,000 117
Sprint Capital, 6.875%, 11/15/28  540,000 569
Sprint Capital, 8.75%, 3/15/32  395,000 468
Standard Chartered, VR, 4.529%, 6/5/32 (1)(11) 995,000 974
Standard Chartered, VR, 6.301%, 1/9/29 (1)(11) 400,000 410
Sutter Health, 5.164%, 8/15/33  135,000 137
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 77
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 274
Synopsys, 4.85%, 4/1/30  280,000 281
Synopsys, 5.70%, 4/1/55  290,000 283
T-Mobile USA, 3.50%, 4/15/31  325,000 308
T-Mobile USA, 4.625%, 1/15/33  595,000 585
T-Mobile USA, 5.00%, 2/15/36  460,000 453
T-Mobile USA, 5.05%, 7/15/33  570,000 574
T-Mobile USA, 5.70%, 1/15/56  390,000 374
T-Mobile USA, 5.875%, 11/15/55  180,000 177
Targa Resources, 5.65%, 2/15/36  135,000 138

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources, 6.15%, 3/1/29  159,000 165
Thermo Fisher Scientific, 4.55%, 6/15/33  95,000 93
Thermo Fisher Scientific, 4.894%, 10/7/37  355,000 350
Thermo Fisher Scientific, 5.546%, 2/12/46  155,000 154
Time Warner Cable, 6.75%, 6/15/39  170,000 168
Time Warner Cable, 7.30%, 7/1/38  50,000 52
Toronto-Dominion Bank, 4.866%, 4/22/33  410,000 407
Toronto-Dominion Bank, 4.928%, 10/15/35  230,000 226
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 123
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 118
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 50
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 416
Uber Technologies, 4.80%, 9/15/34  63,000 62
Uber Technologies, 4.80%, 9/15/35  315,000 307
UnitedHealth Group, 4.50%, 4/15/33  420,000 411
UnitedHealth Group, 5.30%, 6/15/35  180,000 183
UnitedHealth Group, 5.95%, 6/15/55  105,000 107
Ventas Realty, 5.00%, 2/15/36  496,000 487
Verizon Communications, 5.875%, 11/30/55  450,000 442
Vertiv Holdings, 5.80%, 3/15/56  40,000 39
Vistra Operations, 5.55%, 4/30/36 (1) 410,000 408
Vistra Operations, 5.70%, 12/30/34 (1) 11,000 11
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 134
Vistra Operations, 6.95%, 10/15/33 (1) 510,000 555
Wells Fargo, VR, 5.15%, 4/23/31 (11) 957,000 971
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 195,000 193
Xylem, 5.20%, 6/1/33  75,000 76
Total Corporate Bonds (Cost $101,590) 100,945
EQUITY FUNDS  6.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,485,954 76,720
T. Rowe Price Real Assets Fund - I Class (3) 2,666,376 53,034
Total Equity Funds (Cost $66,542) 129,754
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 448
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 227
Comision Federal de Electricidad , 6.045%, 1/28/34 (1) 230,000 226
Comision Federal de Electricidad , 6.45%, 1/24/35 (1) 400,000 400
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 440,000 435
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 400,000 403

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 201
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 267,437 273
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 220,000 259
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 236,000 238
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 310,000 314
Petroleos Mexicanos , 5.95%, 1/28/31  410,000 405
Petroleos Mexicanos , 6.75%, 9/21/47  145,000 122
Petroleos Mexicanos , 7.69%, 1/23/50  100,000 92
Petroleos Mexicanos , 8.75%, 6/2/29  410,000 441
Petroleos Mexicanos , 10.00%, 2/7/33  495,000 581
Republic of Brazil, 6.00%, 10/20/33  385,000 388
Republic of Chile, 3.10%, 5/7/41  765,000 585
Republic of Colombia, 7.75%, 11/7/36  370,000 388
Republic of Romania, 5.75%, 7/4/36 (1) 270,000 258
Republic of Romania, 6.625%, 5/16/36 (1) 570,000 583
State of Israel, Series 10Y, 5.50%, 3/12/34  418,000 425
STC Sukuk, 3.89%, 5/13/29 (1) 736,000 719
STC Sukuk II, 4.489%, 1/15/31 (1) 260,000 257
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 199
United Mexican States, 6.125%, 2/9/38  380,000 374
Total Foreign Government Obligations & Municipalities
(Cost $9,209) 9,241
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  60,000 64
64
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  64,286 69
69
Total Municipal Securities (Cost $131) 133
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.4%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 202
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.901%, 11/15/34 (1) 235,000 3
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  370,000 374
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 145,000 144

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 178,108 177
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 275,391 275
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 510,659 510
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.92%, 12/15/39 (1) 341,094 342
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.268%, 5/15/41 (1) 552,813 553
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 4.951%, 1/15/42 (1) 300,000 299
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.027%, 6/15/35 (1) 125,000 125
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.327%, 5/15/43 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 52,811 46
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 166,694 142
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 352,644 352
COLT Mortgage Loan Trust, Series 2026-3, Class A1, CMO,
ARM, 5.119%, 5/25/71 (1) 160,000 160
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.269%, 8/15/41 (1) 395,000 393
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 73,463 74
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/44 (1) 107,685 108
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/44 (1) 116,673 117
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.062%, 3/25/45 (1) 45,974 46
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/45 (1) 70,722 71
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/45 (1) 957,969 959
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 7/25/45 (1) 215,158 215
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.512%, 9/25/45 (1) 108,240 108
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 139,398 139
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.662%, 2/25/46 (1) 291,175 291

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 4/25/46 (1) 120,857 121
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 4/25/46 (1) 647,744 648
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 183,684 183
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 216,432 217
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM,
4.934%, 9/25/70 (1) 615,874 612
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 731,877 730
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 297,713 298
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 172,037 172
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 117,747 117
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 97,235 98
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.549%, 3/25/50 (1) 114,863 111
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.544%, 12/25/49 (1) 750,000 745
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 21,249 19
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 10,846 10
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 219,871 220
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 688,105 690
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 300,000 268
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.504%, 7/25/44 (1) 1,196 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 176,459 152
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 85,720 86
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 285,770 286
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 200,307 201
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 441,683 438

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 510,893 513
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 97,985 98
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 410,000 418
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 223,262 188
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 57,197 51
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 66,228 60
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.567%, 12/25/50 (1) 267,733 237
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 61,225 55
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 446 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 1,044 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.217%, 6/25/50 (1) 276,634 243
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 231,016 231
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.975%, 3/20/56 (1) 48,832 49
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 296,122 297
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.219%, 5/15/41 (1) 265,000 261
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.812%, 8/25/70 (1) 269,115 270
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 92,457 93
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 80,153 80
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 274,677 273
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 243,548 202
New Residential Mortgage Loan Trust, Series 2025-NQM3,
Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 139,319 140
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 227,272 227
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 330,141 328

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 125,000 123
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 925,000 922
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 263,937 265
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 94,146 82
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 124,606 124
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.762%, 7/27/65 (1) 128,382 129
OBX Trust, Series 2026-HYB1, Class A1B, CMO, ARM,
3.421%, 2/25/55 (1) 1,155,000 1,127
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%,
2/25/66 (1) 235,386 235
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 98,078 98
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%,
1/25/66 (1) 378,326 379
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 323,053 320
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,161,717 844
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 470,000 477
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 162,031 163
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.019%, 5/15/39 (1) 555,000 556
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  99,862 97
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 179,580 170
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 22,945 21
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,564 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 22,623 21
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 477,606 476
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 125,482 124
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.112%,
6/25/42 (1) 65,000 67

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.312%,
9/25/42 (1) 80,000 83
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 5/25/44 (1) 1,325,682 1,330
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 3/25/44 (1) 269,969 271
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 87,875 88
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 5/25/45 (1) 35,750 36
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 45,500 46
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 2/25/45 (1) 56,100 56
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 3/25/46 (1) 343,642 344
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 940,746 918
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.699%, 10/25/59 (1) 95,093 95
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.803%, 6/25/65 (1) 310,457 313
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.803%, 6/25/65 (1) 161,608 162
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.102%, 1/25/66 (1) 94,837 94
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.218%, 6/15/39 (1) 295,000 295
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 325,673 267
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 4.762%, 9/25/70 (1) 346,652 347
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 315,000 315
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $29,431) 28,950
PRIVATE INVESTMENT COMPANIES  8.0%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 54,231 166,212
Total Private Investment Companies (Cost $100,262) 166,212

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.5%
U.S. Government Agency Obligations  4.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  55,049 54
3.00%, 12/1/42 - 4/1/47  364,954 334
3.50%, 8/1/42 - 3/1/44  323,713 304
4.00%, 8/1/40 - 9/1/45  250,810 241
4.50%, 6/1/39 - 10/1/41  186,128 186
5.00%, 8/1/35 - 8/1/40  124,408 125
5.50%, 10/1/38  41,424 43
6.00%, 10/1/32 - 8/1/38  31,067 32
6.50%, 9/1/34  6,530 7
7.00%, 4/1/32 - 6/1/32  1,479 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  571 1
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  2,688 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  2,124 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  2,352 2
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  6,154 6
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  2,131 2
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  733,349 75
2.00%, 2/25/51  953,435 128
2.50%, 7/25/50  2,027,387 346
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  153,948 139
2.00%, 8/1/36 - 6/1/52  6,061,249 4,927
2.50%, 3/1/42 - 1/1/54  5,124,729 4,360
3.00%, 5/1/31 - 7/1/52  1,143,792 1,032
3.50%, 6/1/35 - 11/1/50  745,437 693
4.00%, 8/1/37 - 2/1/50  493,857 475
4.50%, 5/1/50 - 10/1/53  1,149,999 1,113
5.00%, 10/1/52 - 4/1/56  3,324,384 3,288
5.50%, 8/1/53 - 10/1/55  3,170,002 3,203
6.00%, 2/1/54 - 8/1/55  3,984,175 4,088
6.50%, 8/1/54 - 9/1/55  748,884 783
Federal National Mortgage Assn.
3.00%, 2/1/44  4,227 4
3.50%, 6/1/42 - 5/1/46  428,967 404
4.00%, 11/1/40  126,243 122
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.453%, 8/1/36  4,291 4

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  258,307 34
2.50%, 5/25/47  1,127,278 147
6.50%, 2/25/32  595 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  659,455 567
2.00%, 9/1/36 - 5/1/52  13,744,574 11,506
2.50%, 8/1/30 - 9/1/52  7,627,226 6,554
3.00%, 1/1/27 - 7/1/52  5,489,124 4,979
3.50%, 2/1/35 - 3/1/53  3,425,637 3,179
4.00%, 11/1/40 - 6/1/53  3,101,679 2,966
4.50%, 7/1/39 - 5/1/50  1,407,263 1,385
5.00%, 3/1/34 - 3/1/56  3,138,702 3,118
5.50%, 12/1/34 - 11/1/55  5,497,171 5,556
6.00%, 3/1/33 - 10/1/55  3,762,165 3,883
6.50%, 7/1/32 - 8/1/55  1,495,733 1,560
7.00%, 1/1/31 - 7/1/32  1,006 1
UMBS, TBA (14)
1.50%, 6/1/41  260,000 233
2.00%, 6/1/41 - 6/1/56  4,920,000 4,001
2.50%, 6/1/41 - 6/1/56  2,140,000 1,814
3.00%, 6/1/56  1,130,000 987
3.50%, 6/1/56  1,980,000 1,800
4.00%, 6/1/56  1,755,000 1,643
4.50%, 6/1/56  1,710,000 1,641
5.00%, 6/1/56  2,105,000 2,071
5.50%, 6/1/56  2,050,000 2,059
6.00%, 6/1/56  530,000 541
6.50%, 6/1/56  425,000 442
89,195
U.S. Government Obligations  1.2%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  207,840 188
2.00%, 1/20/51 - 3/20/52  2,560,549 2,104
2.50%, 8/20/50 - 4/20/52  4,427,322 3,790
3.00%, 7/15/43 - 6/20/52  2,473,807 2,217
3.50%, 8/20/42 - 7/20/52  1,452,517 1,345
4.00%, 2/20/41 - 10/20/52  1,731,583 1,644
4.50%, 11/20/39 - 5/20/53  2,053,476 2,005
5.00%, 7/20/39 - 4/20/53  1,650,880 1,652
5.50%, 1/20/36 - 9/20/52  820,202 835
6.00%, 4/15/36 - 11/20/52  334,427 345
7.00%, 2/20/27  114 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.50%, 6/15/32  2,363 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  45,347 41
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  5,905,377 715
2.50%, 6/20/51  2,853,962 428
3.50%, 5/20/43  37,899 6
4.00%, 2/20/43  24,199 4
Government National Mortgage Assn., TBA (14)
2.00%, 6/20/56  990,000 812
2.50%, 6/20/55  665,000 569
3.50%, 6/20/56  225,000 203
4.50%, 6/20/56  1,095,000 1,053
5.00%, 6/20/56  1,610,000 1,590
5.50%, 6/20/56  2,020,000 2,032
6.00%, 6/20/56  180,000 183
23,763
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $116,543) 112,958
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.3%
U.S. Treasury Obligations  7.3%
U.S. Treasury Bonds, 2.375%, 2/15/42  1,230,000 892
U.S. Treasury Bonds, 3.25%, 5/15/42  550,000 451
U.S. Treasury Bonds, 3.375%, 8/15/42  7,060,000 5,866
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,820
U.S. Treasury Bonds, 4.00%, 11/15/42 (15) 4,855,000 4,364
U.S. Treasury Bonds, 4.00%, 11/15/52  1,430,000 1,214
U.S. Treasury Bonds, 4.125%, 8/15/44  915,000 823
U.S. Treasury Bonds, 4.125%, 8/15/53  1,080,000 937
U.S. Treasury Bonds, 4.25%, 2/15/54  5,125,000 4,538
U.S. Treasury Bonds, 4.25%, 8/15/54  4,580,000 4,057
U.S. Treasury Bonds, 4.375%, 8/15/43  1,985,000 1,858
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 10,712
U.S. Treasury Bonds, 4.50%, 11/15/54  8,285,000 7,653
U.S. Treasury Bonds, 4.625%, 11/15/44  3,295,000 3,161
U.S. Treasury Bonds, 4.625%, 2/15/55  4,350,000 4,103
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,052
U.S. Treasury Bonds, 4.75%, 8/15/55  2,435,000 2,345
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,044
U.S. Treasury Notes, 1.50%, 1/31/27  830,000 817
U.S. Treasury Notes, 3.25%, 6/30/29  2,060,000 2,012

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.50%, 2/15/33  1,080,000 1,032
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,651
U.S. Treasury Notes, 3.75%, 12/31/30  2,845,000 2,800
U.S. Treasury Notes, 3.75%, 8/31/31  6,985,000 6,848
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,538
U.S. Treasury Notes, 3.875%, 4/30/30  5,520,000 5,475
U.S. Treasury Notes, 4.00%, 6/30/28  920,000 920
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,543
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,714
U.S. Treasury Notes, 4.00%, 1/31/31  5,590,000 5,558
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 416
U.S. Treasury Notes, 4.125%, 7/31/28  2,050,000 2,054
U.S. Treasury Notes, 4.125%, 10/31/29  280,000 280
U.S. Treasury Notes, 4.125%, 7/31/31  8,955,000 8,942
U.S. Treasury Notes, 4.125%, 10/31/31  1,955,000 1,950
U.S. Treasury Notes, 4.25%, 6/30/29  8,875,000 8,922
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,659
U.S. Treasury Notes, 4.25%, 8/15/35  1,810,000 1,788
U.S. Treasury Notes, 4.375%, 12/31/29 (15) 6,465,000 6,526
U.S. Treasury Notes, 4.375%, 11/30/30  5,360,000 5,413
U.S. Treasury Notes, 4.375%, 1/31/32  5,585,000 5,635
U.S. Treasury Notes, 4.625%, 4/30/31  4,565,000 4,661
U.S. Treasury Notes, 4.625%, 5/31/31  1,615,000 1,649
150,693
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $154,121) 150,693
SHORT-TERM INVESTMENTS  3.1%
Commercial Paper  0.1%
4(2)  0.1%(16)
CRF Sequoia, 4.87%, 11/30/26  1,765 1,765
1,765
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 3.67% (3)(17) 61,715,290 61,715
61,715
Total Short-Term Investments (Cost $63,480) 63,480

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(17) 926,432 927
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 927
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
TRUST 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(17) 1,499,308 1,499
Total Investments in a Pooled Account through Securities
Lending Program with State Street Trust 1,499
Total Securities Lending Collateral (Cost $2,426) 2,426
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap, 1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.63% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 78,600 29
Total Options Purchased (Cost $121) 29
Total Investments in Securities
101.2% of Net Assets
(Cost $1,640,498) $ 2,091,968
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $98,692 and represents 4.8% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,557 and represents 0.3% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2026, were $278 and were valued at $279 (0.0% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $23,674 and represents 1.1% of net assets.
(15) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,765 and represents 0.1% of net assets.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 78,600 (12)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $80.00 790 6,344 (27)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $80.00 790 6,344 (21)
Morgan Stanley
S&P 500 Index, Put,
7/17/26 @ $6,975.00 71 53,818 (202)
Morgan Stanley
S&P 500 Index, Put,
8/21/26 @ $6,850.00 13 9,854 (66)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $79.00 783 6,288 (106)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $79.00 783 6,288 (9)
Total Options Written (Premiums $(465)) $ (443)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 19,400 714 647 67
Total Bilateral Credit Default Swaps, Protection
Sold 647 67
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 94 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 148 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 34 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 31 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 43 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 233 5 4 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 144 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 88 1 1 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 47 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 42 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 45 — — —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.926% (SOFR + 0.35%) Monthly,
1/18/28 1,035 12 — 12
Total Bilateral Total Return Swaps 14 16
Total Bilateral Swaps 661 83
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 22,500 550 513 37
Total Centrally Cleared Credit Default Swaps,
Protection Sold 37
Total Centrally Cleared Swaps 37
Net payments (receipts) of variation margin to date (32)
Variation margin receivable (payable) on centrally cleared swaps $ 5
**
I
ncludes interest purchased or sold but not yet collected of $49.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 8/21/26 USD 2,663 EUR 2,278 $ (4)
JPMorgan Chase 7/24/26 CAD 400 USD 291 1
JPMorgan Chase 7/24/26 USD 1,250 CAD 1,702 12
Net unrealized gain (loss) on open forward
currency exchange contracts $ 9

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Bloomberg IG (Investment Grade) Credit
contracts 6/26 4,501 $ 16
Short, 10 Euro BOBL contracts 6/26 (1,354) 21
Short, 6 Euro BUND contracts 6/26 (885) 17
Short, 19 MSCI EAFE Index contracts 6/26 (2,956) (165)
Short, 5 S&P 500 E-Mini Index contracts 6/26 (1,899) —
Long, 104 U.S. Treasury Notes two year contracts 9/26 21,483 44
Short, 25 Ultra U.S. Treasury Notes ten year
contracts 9/26 (2,802) 2
Net payments (receipts) of variation margin to date 76
Variation margin receivable (payable) on open futures contracts $ 11

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.25%  $ (20,606) $ 18,912 $ 8,440
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.65%  90 7,676 6,023
T. Rowe Price Inflation Protected Bond Fund - I
Class, 14.52%  — 2 590
T. Rowe Price Institutional Emerging Markets
Equity Fund  2,219 28,533 698
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  (147) (323) 2,538
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  (200) 602 5,841
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 4.04%  — 10 4,336
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 13.39%  — (20) 403
T. Rowe Price Real Assets Fund - I Class  3,021 13,240 1,779
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.95%  (1,625) 1,783 798
T. Rowe Price Government Reserve Fund,
3.67% — — 1,913++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,889++
Affiliates not held at period end (23,197) 17,953 9,128
Totals $ (40,445)# $ 88,368 $ 44,376+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.25%  $ 109,339 $ 100,153 $ 117,047 $ 111,357
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.65%  89,998 25,308 3,489 119,493
T. Rowe Price Inflation
Protected Bond Fund - I Class,
14.52%  11,192 9,890 — 21,084
T. Rowe Price Institutional
Emerging Markets Equity
Fund  57,071 1,598 10,482 76,720
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  36,068 3,781 3,447 36,079
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  80,579 18,885 2,425 97,641
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 4.04%  114,661 33,909 364 148,216
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 13.39%  8,587 2,102 — 10,669
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  116,080 9,128 143,161 —
T. Rowe Price Real Assets
Fund - I Class  51,413 1,780 13,399 53,034
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.95%  20,536 6,246 7,475 21,090
T. Rowe Price Government
Reserve Fund, 3.67% 5,021  ¤  ¤ 61,715
T. Rowe Price Treasury
Reserve Fund, 3.67% 91,950  ¤  ¤ 2,426
Total $ 759,524^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $900 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $44,376 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $708,430.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,640,498) $ 2,091,968
Receivable for investment securities sold 10,154
Interest and dividends receivable 4,591
Foreign currency (cost $1,039) 1,040
Bilateral swap premiums paid 661
Receivable for shares sold 553
Unrealized gain on bilateral swaps 83
Unrealized gain on forward currency exchange contracts 13
Variation margin receivable on futures contracts 11
Cash 6
Variation margin receivable on centrally cleared swaps 5
Other assets 1,336
Total assets 2,110,421
Liabilities
Payable for investment securities purchased 39,444
Obligation to return securities lending collateral 2,426
Payable for shares redeemed 998
Options written (premiums $465) 443
Investment management fees payable 418
Due to affiliates 95
Unrealized loss on forward currency exchange contracts 4
Payable to directors 1
Other liabilities 256
Total liabilities 44,085
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 2,066,336

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 408,920
Paid-in capital applicable to 96,160,586 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,657,416
NET ASSETS $ 2,066,336
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $983,378; Shares outstanding: 45,735,701) $ 21.50
I Class
(Net assets: $1,082,958; Shares outstanding: 50,424,885) $ 21.48

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $252) $ 54,129
.
  Interest 14,821
Securities lending 26
Other 1
Total income 68,977
Expenses
Investment management 8,668
Shareholder servicing
Investor Class $ 1,472
I Class 261 1,733
Prospectus and shareholder reports
Investor Class 30
I Class 13 43
Custody and accounting 358
Legal and audit 91
Registration 75
Directors 6
Miscellaneous 22
Waived / paid by Price Associates (4,200)
Total expenses 6,796
Net investment income 62,181

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $58) 58,581
Futures (2,873)
Swaps (427)
Options written 2,478
Forward currency exchange contracts (412)
Foreign currency transactions 22
Capital gain distributions from mutual funds 900
Net realized gain 58,269
Change in net unrealized gain / loss
Securities 151,937
Futures (125)
Swaps (134)
Options written (22)
Forward currency exchange contracts 102
TBA Sales Commitments (12)
Other assets and liabilities denominated in foreign currencies 14
Change in net unrealized gain / loss 151,760
Net realized and unrealized gain / loss 210,029
INCREASE IN NET ASSETS FROM OPERATIONS $ 272,210

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 62,181 $ 60,472
Net realized gain 58,269 53,830
Change in net unrealized gain / loss 151,760 23,812
Increase in net assets from operations 272,210 138,114
Distributions to shareholders
Net earnings
Investor Class (67,269) (37,968)
I Class (72,617) (36,967)
Decrease in net assets from distributions (139,886) (74,935)
Capital share transactions
*
Shares sold
Investor Class 116,207 132,359
I Class 147,477 209,966
Distributions reinvested
Investor Class 64,348 36,332
I Class 69,712 35,557
Shares redeemed
Investor Class (220,441) (260,649)
I Class (167,280) (181,154)
Increase (decrease) in net assets from capital
share transactions 10,023 (27,589)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase during period 142,347 35,590
Beginning of period 1,923,989 1,888,399
End of period $ 2,066,336 $ 1,923,989
*Share information (000s)
Shares sold
Investor Class 5,562 6,639
I Class 7,050 10,592
Distributions reinvested
Investor Class 3,165 1,841
I Class 3,433 1,804
Shares redeemed
Investor Class (10,542) (13,108)
I Class (8,022) (9,114)
Increase (decrease) in shares outstanding 646 (1,346)

T. ROWE PRICE Spectrum Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum
Conservative Allocation Fund (Investor Class) and the Spectrum Conservative
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes

T. ROWE PRICE Spectrum Conservative Allocation Fund

reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Conservative Allocation Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated

T. ROWE PRICE Spectrum Conservative Allocation Fund

in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 448,725 $ — $ 448,725
Bond Funds 565,629 — — 565,629
Common Stocks 551,170 158,576 1,524 711,270
Convertible Preferred Stocks 507 — 3,936 4,443
Equity Funds 129,754 — — 129,754
Private Investment
Companies — — 166,212 166,212
Short-Term Investments 61,715 1,765 — 63,480
Securities Lending Collateral 2,426 — — 2,426
Options Purchased — 29 — 29
Total Securities 1,311,201 609,095 171,672 2,091,968
Swaps* — 781 — 781
Forward Currency Exchange
Contracts — 13 — 13
Futures Contracts* 100 — — 100
Total $ 1,311,301 $ 609,889 $ 171,672 $ 2,092,862
Liabilities
Options Written $ — $ 443 $ — $ 443
Forward Currency Exchange
Contracts — 4 — 4
Futures Contracts* 165 — — 165
Total $ 165 $ 447 $ — $ 612
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $14,298,000 for the year ended
May 31, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment
in Securities
Common
Stocks $ 517 $ 365 $ 720 $ (52) $ — $ (26) $ 1,524
Convertible
Bonds 44 (8) — — — (36) —
Convertible
Preferred
Stocks 1,880 622 1,611 (239) 62 — 3,936
Private
Investment
Companies 124,771 18,441 35,000 (12,000) — — 166,212
Total $ 127,212 $ 19,420 $ 37,331 $ (12,291) $ 62 $ (62) $ 171,672

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,524 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
10%
- 100%
10% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
- 9.6x
7.3x Increase
Sales growth
rate
17%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
5.1x
- 12.3x
9.6x Increase
Gross profit
growth rate
17%
- 25%
24% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 3,936 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
- 30.7x
8.8x Increase
Sales growth
rate
17%
- 127%
53% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
13.7x Increase
Gross profit
growth rate
17%
- 116%
47% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
- 79%
28% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Cost of capital 20%
- 38%
26% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
13%
- 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Private
Investment
Companies
$ 166,212 Rollforward of
Investee NAV
Estimated
return
1.24% 1.24% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 11 3
Foreign exchange derivatives Forwards 13
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 781
Equity derivatives Futures 16
^
,*
Total $ 92 3
^
,*
Liabilities
Interest rate derivatives Options Written $ 12
Foreign exchange derivatives Forwards 4
Credit derivatives Options Written 163
Equity derivatives Futures, Options Written 433
Total $ 612
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (79) $ (79)
Interest rate
derivatives (250) — 373 — (1,078) (955)
Foreign
exchange
derivatives (30) — — (412) — (442)
Credit
derivatives (117) 77 — — 730 690
Equity
derivatives 1,124 2,401 (3,246) — — 279
Total $ 727 $ 2,478 $ (2,873) $ (412) $ (427) $ (507)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 10 $ 10
Interest rate
derivatives (31) 36 (60) — 43 (12)
Foreign
exchange
derivatives — — — 102 — 102
Credit
derivatives — (43) — — (187) (230)
Equity
derivatives 33 (15) (65) — — (47)
Total $ 2 $ (22) $ (125) $ 102 $ (134) $ (177)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
May 31, 2026, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Conservative Allocation Fund

derivatives consisted of $740,000 cash. As of May 31, 2026, securities valued at $1,131,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Conservative Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 7% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Conservative Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Conservative Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $41,900,000 (2.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Conservative Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to

T. ROWE PRICE Spectrum Conservative Allocation Fund

purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, securities valued at $8,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2026.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2026, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending

T. ROWE PRICE Spectrum Conservative Allocation Fund

revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $8,675,000; the aggregate value of collateral was $9,454,000 and consisted of cash collateral and related investments of $2,426,000 and U.S.
government securities of $7,028,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $742,341,000 and $798,205,000, respectively, for the year ended
May 31, 2026. Purchases and sales of U.S. government securities aggregated $504,283,000 and $461,904,000, respectively, for the year ended
May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 75,777 $ 70,903
Long-term capital gain 64,109 4,032
Total distributions $ 139,886 $ 74,935
($000s)
Cost of investments $ 1,720,008
Unrealized appreciation $ 493,559
Unrealized depreciation (120,788)
Net unrealized appreciation (depreciation) $ 372,771
($000s)
Undistributed ordinary income $ 27,562
Undistributed long-term capital gain 8,764
Net unrealized appreciation (depreciation) 372,771
Loss carryforwards and deferrals (177)
Total distributable earnings (loss) $ 408,920

T. ROWE PRICE Spectrum Conservative Allocation Fund

losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $80,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Spectrum Conservative Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates; $1,017,000 for T. Rowe Price Services, Inc.; and $21,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $(43)

T. ROWE PRICE Spectrum Conservative Allocation Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2026, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 689
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% 600
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 14
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 718
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 201
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 429
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 593
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 23
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 536
T. Rowe Price Real Assets Fund - I Class 0.63% 342
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 12
Total Management Fee Waived $ 4,157

T. ROWE PRICE Spectrum Conservative Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$2,024,000 and $2,133,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $2,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Conservative Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Conservative Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Conservative Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $66,291,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $10,799,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,767,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $49,042,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $574,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Conservative Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe
Price International Ltd, and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and
TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the

T. ROWE PRICE Spectrum Conservative Allocation Fund

Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026